Income Tax (Details Narrative)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Details Narrative
Tax rate of Hong Kong subsidiaries	16.50%	16.50%	16.50%
Tax rate of PRC	25.00%	25.00%	25.00%